Warrants - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Jul. 31, 2014
Class of Warrant or Right [Line Items]
Shares covered under warrants exercised	70,769	0
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock Issued		5,750,000	41,666
Warrants For preferred Stock Converted To Warrants For Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of shares callable by warrants				236,836
Warrants for Common Stock Converted from Warrants for Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of shares callable by warrants				89,708
Weighted average exercise price to purchase common stock				6.32
Warrants outstanding		89,708
Warrants For Common Stock [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price to purchase common stock	7.92
Warrants outstanding	18,939
Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock Issued	53,852